Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Comprehensive Income - JAYUD GLOBAL LOGISTICS LIMITED [Member]	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating income (loss):
Share of income (loss) from subsidiaries	¥ (69,491,719)	$ (9,811,474)	¥ 3,888,723	¥ 10,305,308
Total operating income/ (loss)	(69,491,719)	(9,811,474)	3,888,723	10,305,308
General and administrative expenses	(3,085,021)	(435,571)
Total operating expenses	(3,085,021)	(435,571)
Income (loss) before income tax expense	(72,576,740)	(10,247,045)	3,888,723	10,305,308
Income tax expense
Net income (loss)	(72,576,740)	(10,247,045)	3,888,723	10,305,308
Other comprehensive income (loss)	(1,360,105)	(192,032)	(200,146)	10,158
Total comprehensive income (loss)	¥ (72,576,740)	$ (10,247,045)	¥ 3,688,577	¥ 10,315,466